SCHEDULE OF PLANT AND EQUIPMENT (Details)	Mar. 31, 2025	Jun. 30, 2024
Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years
Residual value	5.00%
Electronic Equipment [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		3 years
Residual value		5.00%
Transportation Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Residual value	5.00%
Transportation Equipment [Member] | Gamehaus Inc [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives		5 years
Residual value		5.00%